Interest income and finance (costs) income, net (Tables)	12 Months Ended
Dec. 31, 2024
Interest income and finance (costs) income, net
Schedule of interest income and finance (costs) income, net

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Interest income
Interest income from bank deposits	1,351,890	2,256,095	2,129,939
Others	3,961	47,307	100,496
	1,355,851	2,303,402	2,230,435

Finance (costs) income, net
Interest expenses on borrowings	(172,041)	(99,272)	(199,116)
Foreign exchanges gains (losses)	(1,387,541)	271,411	(1,129,759)
Others, net	(98,321)	(85,136)	(13,062)
	(1,657,903)	87,003	(1,341,937)